Long-term Debt	12 Months Ended
Sep. 30, 2021
Long-term Debt
Long-term Debt
11.	Long-term Debt

Debentures

On March 7, 2019, the Company issued C$15,000,000 in 8.0% Convertible Unsecured Debentures due March 7, 2024, with interest payable semi-annually on June 30 and December 31. Each C$1,000 (US$807) debenture is convertible at the option of the holder into 192.31 common shares. As of September 30, 2020, C$4,000 of debentures had been converted into common shares, and during the year ended September 30, 2021, C$4,037,000 of debentures were converted into common shares, leaving C$10,959,000 (US$8,601,000) of face value of the debentures remaining. The fair value of the debentures on the dates of conversion totaled C$6,766,000, or $5,359,000. After three years, the Company can force conversion of the outstanding principal at a conversion price of C$5.20 per share, if the daily volume weighted average price of the common shares exceeds C$6.48 per share for twenty consecutive trading days. The debenture agreement also allows for payment of cash in lieu of common shares upon exercise of conversion right by the holder, equivalent of the market price on the conversion date.

The debentures contain multiple embedded derivatives including conversion right, forced conversion option and payment in lieu of common shares. Since the Company is unable to measure the fair value of embedded derivatives reliably, it has chosen to designate the convertible debentures in their entirety (including conversion right, forced conversion option and payment in lieu of common shares) to be subsequently measured at fair value through profit or loss (FVTPL).

The debentures are valued at fair value using the current trading price of C$137 ($109) and C$115 ($86) as of September 30, 2021 and September 30, 2020, respectively, per unit. A loss of $3,591,000 and $2,437,000 was recorded for the years ended September 30, 2021 and 2020, respectively. Following is the movement in these debentures:

	Year Ended	Year Ended
	September 30, 2021	September 30, 2020
Beginning Balance	$12,930	$10,547
Conversion to common shares	(5,359)	—
Change in fair value	3,591	2,437
Change in foreign exchange rate	622	(54)
Ending Balance	$11,784	$12,930

In conjunction with issuance of the debentures, the Company issued compensation options to the underwriters for 129,808 shares of the Company at an exercise price of C$5.20 for a period of two years from the closing of the transaction. The fair value of the options has been valued at $1.02 for a total of $133,000 using the Black-Scholes pricing model.

Compensation options activity for the year ended September 30, 2021 is provided below:

	Number	Weighted
	(000s)	average exercise price
Balance, September 30, 2020	130	C$	5.20
Exercised	(130)		5.20
Balance, September 30, 2021	—	C$	—

Equipment Loans

The Company is offered financing arrangements from the Company’s suppliers and the supplier’s designated financial institution, in which payments for certain invoices or products can be financed and paid over an extended period. The financial institution pays the supplier when the original invoice becomes due, and the Company pays the third-party financial institution over a period of time. In some cases, the supplier accepts a discounted amount from the financial institution and the Company repays the financial institution the face amount of the invoice with no stated interest, in twelve equal monthly installments. The Company uses a 6% incremental borrowing rate to impute interest on these arrangements. In other cases, the supplier receives the full invoice price and Company pays a stated interest rate to the financial institution, ranging from 5.6% to 8.0%, with the terms of the financing ranging from 12 to 48 months. There are no covenants with the loans and the carrying value of the equipment that is pledged as security against the loans is $6,939,000.

Following is the activity in equipment loans for the years ended September 30, 2021 and 2020:

	Year Ended	Year Ended
	September 30, 2021	September 30, 2020
Beginning Balance	$4,750	$7,306
Additions:
Acquisitions	3,001	646
Operations	10,049	7,080
Interest expense	376	489
Repayments	(10,792)	(10,771)
Ending Balance	7,384	4,750
Current portion, less than 1 year	6,992	4,311
Long-term portion, due between 1 and 5 years	$392	$439

Leases Liabilities

The Company enters into leases for real estate and vehicles. Real estate leases are valued at the net present value of the future lease payments at an 8% incremental borrowing rate. Vehicle leases are recorded at rate implicit in the lease based on the current value and the estimated residual value of the vehicle, equating to rates ranging from 1.7% to 10.4%.

Below is the movement in lease liabilities for the year ended September 30, 2021:

		Real
	Vehicles	estate	Total
Balance, September 30, 2020	$1,627	$3,640	$5,267
Additions during the period:
Acquisitions	109	1,603	1,712
Operations	1,385	2,560	3,945
Interest	163	388	551
Lease Terminations	—	(612)	(612)
Repayments	(870)	(2,228)	(3,098)
Balance, September 30, 2021	$2,414	$5,351	$7,765

Future payments pursuant to lease liabilities are as follows:

	As at	As at
	September 30, 2021	September 30, 2020
Less than 1 year	$3,491	$2,394
Between 1 and 5 years	5,367	3,497
More than five years	38	70
Gross lease payments	8,896	5,961
Less: finance charges	(1,131)	(694)
Net lease liabilities	$7,765	$5,267

SBA Loan

In conjunction with the acquisition of Mayhugh on February 1, 2021, the Company assumed an SBA Loan. The face amount of the loan is $150,000 and bears interest at stated interest rate of 3.75%. Due to the below-market interest rate, the Company valued the loan at the net present value of the payments using its incremental borrowing rate of 6%, resulting in a fair value on the acquisition date of $122,000. The loan is payable in 360 monthly installments of $731 beginning September 2021 and is secured by substantially all the assets of Mayhugh.

Following is the activity in the SBA Loan for the year ended September 30, 2021:

Year Ended
September 30, 2021
Beginning Balance	$—
Additions:
Acquisitions	119
Interest expense	5
Repayments	(3)
Ending Balance	$121

Revolving Credit Facility

In September 2020, the Company entered a $20,000,000 asset-based revolving credit facility with a US bank. The facility matures in September 2024 and bears interest at floating rate of LIBOR plus 2.0% to 2.5%, with a LIBOR floor of 0.5% and has an unused fee of 0.3%. The Company has no borrowings from this facility as at September 30, 2021 and 2020. Interest expense for the facility for the year ended September 30, 2021 totaled $38,000 and primarily related to the unused fee. The facility is subject to a borrowing base based on a percentage of eligible accounts receivable and expected future revenues from existing customer rentals. Issuance costs are recorded in “deferred financing costs” on the consolidated statements of financial position and are being amortized on a straight-line over the four-year term of the facility for a total of $140,000 and $5,000 for the years ended September 30, 2021 and 2020 respectively.